Stockholders' equity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Stockholders Equity Details Narrative
Authorized amount for repuchase of common stock	$ 190	$ 119	$ 364
Common stock repurchased during period	1,005,018	48,873	124,849
Common stock repurchased removed during the period	0	0	0
Preferred stock authorized for sale	$ 100
Dividend	$ 0	$ 0	$ 0